Summary of Significant Accounting Policies (Details) - Schedule of Financial Statement Amounts and Balances of the Consolidated VIEs - VIEs [Member] - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Current Assets:
Cash and cash equivalents			$ 678,691
Accounts receivable, net			10,062
Prepayments and other assets			43,779
Amounts due from related parties			26,206,288
Total Current Assets			26,938,820
Property, equipment and software, net			28,698
Total Assets			26,967,518
Current Liabilities
Accrued expenses and other current liabilities			32,430
Taxes payable			(12,624)
Total Current Liabilities			19,806
Total Liabilities			$ 19,806
Net revenues	698	$ 17,710
Net loss	3,905	(281,150)
Net cash provided by (used in) operating activities		(295,448)
Net cash provided by (used in) investing activities
Net cash provided by (used in) financing activities		$ (1,263,206)